(Loss)/Earnings Per Ordinary Share - Summary of Basic and Diluted Net Income (Loss) Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares
Earnings Per Share [Abstract]
Net (loss)/income attributable to the shareholders of the Company | ¥	¥ 80,819		¥ 31,604		¥ (169,686)
Weighted average number of ordinary shares – basic and diluted | shares	70,488,700		70,488,700		67,914,968
Net (loss)/earnings per ordinary share – basic and diluted | (per share)	¥ 1.15	$ 1.15	¥ 0.45	$ 0.45	¥ (2.50)	$ 2.50